Note 4 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	2017	2016

Transaction costs	$6,247	$2,794
Contingent consideration fair value adjustments	1,054	(4,591)
Contingent consideration compensation expense	7,626	5,356
	$14,927	$3,559